Note 5 - Inventories, net	12 Months Ended
Dec. 31, 2024
Notes
Note 5 - Inventories, net

Note 5 – Inventories, net

	As of December 31, 2024	As of December 31, 2023

Raw materials	$262,772	$425,986
Finished goods	951,786	399,291
Work in process	991,771	1,458,532
Total inventories, net	$2,206,329	$2,283,809

The Company recorded $129,686, $6,713 and $42,544 impairment of inventories for the years ended December 31, 2024, 2023 and 2022, respectively.